Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Calvert Responsible Index Series, Inc.
Entity Central Index Key	0001105446
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000161548
Shareholder Report [Line Items]
Fund Name	Calvert International Responsible Index Fund
Class Name	Class A
Trading Symbol	CDHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
AssetsNet	$ 1,329,408,199
Holdings Count | Holding	818
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,329,408,199
# of Portfolio Holdings	818
Portfolio Turnover Rate	8%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	17.0%
Netherlands	4.7%
Australia	5.0%
South Korea	5.5%
Germany	6.8%
France	7.2%
Taiwan	7.6%
Switzerland	8.4%
Canada	10.4%
United Kingdom	11.2%
Japan	16.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Samsung Electronics Co. Ltd.	2.3%
ASML Holding NV	1.9%
AstraZeneca PLC	1.2%
SK Hynix, Inc.	1.2%
Roche Holding AG	1.2%
Novartis AG	1.1%
Nestle SA	1.1%
HSBC Holdings PLC	1.0%
Royal Bank of Canada	0.9%
Total	17.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000161551
Shareholder Report [Line Items]
Fund Name	Calvert International Responsible Index Fund
Class Name	Class I
Trading Symbol	CDHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[2]
AssetsNet	$ 1,329,408,199
Holdings Count | Holding	818
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,329,408,199
# of Portfolio Holdings	818
Portfolio Turnover Rate	8%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	17.0%
Netherlands	4.7%
Australia	5.0%
South Korea	5.5%
Germany	6.8%
France	7.2%
Taiwan	7.6%
Switzerland	8.4%
Canada	10.4%
United Kingdom	11.2%
Japan	16.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Samsung Electronics Co. Ltd.	2.3%
ASML Holding NV	1.9%
AstraZeneca PLC	1.2%
SK Hynix, Inc.	1.2%
Roche Holding AG	1.2%
Novartis AG	1.1%
Nestle SA	1.1%
HSBC Holdings PLC	1.0%
Royal Bank of Canada	0.9%
Total	17.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211122
Shareholder Report [Line Items]
Fund Name	Calvert International Responsible Index Fund
Class Name	Class R6
Trading Symbol	CDHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$13	0.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[3]
AssetsNet	$ 1,329,408,199
Holdings Count | Holding	818
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,329,408,199
# of Portfolio Holdings	818
Portfolio Turnover Rate	8%

Holdings [Text Block]

Country Allocation (% of total investments)

Table Summary
Value	Value
Other	17.0%
Netherlands	4.7%
Australia	5.0%
South Korea	5.5%
Germany	6.8%
France	7.2%
Taiwan	7.6%
Switzerland	8.4%
Canada	10.4%
United Kingdom	11.2%
Japan	16.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
Samsung Electronics Co. Ltd.	2.3%
ASML Holding NV	1.9%
AstraZeneca PLC	1.2%
SK Hynix, Inc.	1.2%
Roche Holding AG	1.2%
Novartis AG	1.1%
Nestle SA	1.1%
HSBC Holdings PLC	1.0%
Royal Bank of Canada	0.9%
Total	17.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014080
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index Fund
Class Name	Class A
Trading Symbol	CSXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[4]
AssetsNet	$ 5,553,962,380
Holdings Count | Holding	787
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,553,962,380
# of Portfolio Holdings	787
Portfolio Turnover Rate	2%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.1%
Energy	0.5%
Utilities	2.0%
Materials	2.5%
Real Estate	3.0%
Consumer Staples	5.5%
Communication Services	8.5%
Consumer Discretionary	8.7%
Health Care	10.3%
Industrials	11.6%
Financials	13.8%
Information Technology	33.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.5%
Eli Lilly & Co.	1.4%
Walmart, Inc.	1.0%
Visa, Inc., Class A	1.0%
Total	34.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014082
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index Fund
Class Name	Class C
Trading Symbol	CSXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$61	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%	[5]
AssetsNet	$ 5,553,962,380
Holdings Count | Holding	787
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,553,962,380
# of Portfolio Holdings	787
Portfolio Turnover Rate	2%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.1%
Energy	0.5%
Utilities	2.0%
Materials	2.5%
Real Estate	3.0%
Consumer Staples	5.5%
Communication Services	8.5%
Consumer Discretionary	8.7%
Health Care	10.3%
Industrials	11.6%
Financials	13.8%
Information Technology	33.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.5%
Eli Lilly & Co.	1.4%
Walmart, Inc.	1.0%
Visa, Inc., Class A	1.0%
Total	34.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014083
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index Fund
Class Name	Class I
Trading Symbol	CISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[6]
AssetsNet	$ 5,553,962,380
Holdings Count | Holding	787
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,553,962,380
# of Portfolio Holdings	787
Portfolio Turnover Rate	2%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.1%
Energy	0.5%
Utilities	2.0%
Materials	2.5%
Real Estate	3.0%
Consumer Staples	5.5%
Communication Services	8.5%
Consumer Discretionary	8.7%
Health Care	10.3%
Industrials	11.6%
Financials	13.8%
Information Technology	33.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.5%
Eli Lilly & Co.	1.4%
Walmart, Inc.	1.0%
Visa, Inc., Class A	1.0%
Total	34.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000195939
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index Fund
Class Name	Class R6
Trading Symbol	CSXRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$9	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[7]
AssetsNet	$ 5,553,962,380
Holdings Count | Holding	787
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,553,962,380
# of Portfolio Holdings	787
Portfolio Turnover Rate	2%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.1%
Energy	0.5%
Utilities	2.0%
Materials	2.5%
Real Estate	3.0%
Consumer Staples	5.5%
Communication Services	8.5%
Consumer Discretionary	8.7%
Health Care	10.3%
Industrials	11.6%
Financials	13.8%
Information Technology	33.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Alphabet, Inc., Class A	5.4%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.5%
Eli Lilly & Co.	1.4%
Walmart, Inc.	1.0%
Visa, Inc., Class A	1.0%
Total	34.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000154981
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Growth Responsible Index Fund
Class Name	Class A
Trading Symbol	CGJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[8]
AssetsNet	$ 908,494,612
Holdings Count | Holding	563
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$908,494,612
# of Portfolio Holdings	563
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	0.1%
Short-Term Investments	0.3%
Utilities	0.7%
Real Estate	2.0%
Materials	2.2%
Consumer Staples	5.1%
Communication Services	6.8%
Financials	8.2%
Health Care	8.5%
Consumer Discretionary	10.3%
Industrials	12.2%
Information Technology	43.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.6%
Apple, Inc.	8.7%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.7%
Broadcom, Inc.	3.7%
Eli Lilly & Co.	2.0%
Visa, Inc., Class A	1.4%
Costco Wholesale Corp.	1.2%
Mastercard, Inc., Class A	1.1%
Total	43.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000154983
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Growth Responsible Index Fund
Class Name	Class I
Trading Symbol	CGJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[9]
AssetsNet	$ 908,494,612
Holdings Count | Holding	563
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$908,494,612
# of Portfolio Holdings	563
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	0.1%
Short-Term Investments	0.3%
Utilities	0.7%
Real Estate	2.0%
Materials	2.2%
Consumer Staples	5.1%
Communication Services	6.8%
Financials	8.2%
Health Care	8.5%
Consumer Discretionary	10.3%
Industrials	12.2%
Information Technology	43.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.6%
Apple, Inc.	8.7%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.7%
Broadcom, Inc.	3.7%
Eli Lilly & Co.	2.0%
Visa, Inc., Class A	1.4%
Costco Wholesale Corp.	1.2%
Mastercard, Inc., Class A	1.1%
Total	43.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235281
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Growth Responsible Index Fund
Class Name	Class R6
Trading Symbol	CLGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$10	0.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%	[10]
AssetsNet	$ 908,494,612
Holdings Count | Holding	563
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$908,494,612
# of Portfolio Holdings	563
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	0.1%
Short-Term Investments	0.3%
Utilities	0.7%
Real Estate	2.0%
Materials	2.2%
Consumer Staples	5.1%
Communication Services	6.8%
Financials	8.2%
Health Care	8.5%
Consumer Discretionary	10.3%
Industrials	12.2%
Information Technology	43.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.6%
Apple, Inc.	8.7%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.7%
Broadcom, Inc.	3.7%
Eli Lilly & Co.	2.0%
Visa, Inc., Class A	1.4%
Costco Wholesale Corp.	1.2%
Mastercard, Inc., Class A	1.1%
Total	43.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000154985
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Value Responsible Index Fund
Class Name	Class A
Trading Symbol	CFJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[11]
AssetsNet	$ 1,819,623,514
Holdings Count | Holding	548
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,819,623,514
# of Portfolio Holdings	548
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.1%
Energy	0.9%
Materials	3.9%
Communication Services	5.6%
Consumer Discretionary	5.7%
Utilities	6.3%
Real Estate	6.5%
Consumer Staples	7.7%
Information Technology	10.0%
Industrials	11.2%
Health Care	15.1%
Financials	27.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
JPMorgan Chase & Co.	3.5%
Bank of America Corp.	2.0%
Merck & Co., Inc.	1.7%
Wells Fargo & Co.	1.5%
UnitedHealth Group, Inc.	1.5%
Goldman Sachs Group, Inc.	1.5%
Micron Technology, Inc.	1.3%
Verizon Communications, Inc.	1.3%
AT&T, Inc.	1.2%
Citigroup, Inc.	1.2%
Total	16.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000154987
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Value Responsible Index Fund
Class Name	Class I
Trading Symbol	CFJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[12]
AssetsNet	$ 1,819,623,514
Holdings Count | Holding	548
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,819,623,514
# of Portfolio Holdings	548
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.1%
Energy	0.9%
Materials	3.9%
Communication Services	5.6%
Consumer Discretionary	5.7%
Utilities	6.3%
Real Estate	6.5%
Consumer Staples	7.7%
Information Technology	10.0%
Industrials	11.2%
Health Care	15.1%
Financials	27.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
JPMorgan Chase & Co.	3.5%
Bank of America Corp.	2.0%
Merck & Co., Inc.	1.7%
Wells Fargo & Co.	1.5%
UnitedHealth Group, Inc.	1.5%
Goldman Sachs Group, Inc.	1.5%
Micron Technology, Inc.	1.3%
Verizon Communications, Inc.	1.3%
AT&T, Inc.	1.2%
Citigroup, Inc.	1.2%
Total	16.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235282
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Value Responsible Index Fund
Class Name	Class R6
Trading Symbol	CLVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$10	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[13]
AssetsNet	$ 1,819,623,514
Holdings Count | Holding	548
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,819,623,514
# of Portfolio Holdings	548
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.1%
Energy	0.9%
Materials	3.9%
Communication Services	5.6%
Consumer Discretionary	5.7%
Utilities	6.3%
Real Estate	6.5%
Consumer Staples	7.7%
Information Technology	10.0%
Industrials	11.2%
Health Care	15.1%
Financials	27.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
JPMorgan Chase & Co.	3.5%
Bank of America Corp.	2.0%
Merck & Co., Inc.	1.7%
Wells Fargo & Co.	1.5%
UnitedHealth Group, Inc.	1.5%
Goldman Sachs Group, Inc.	1.5%
Micron Technology, Inc.	1.3%
Verizon Communications, Inc.	1.3%
AT&T, Inc.	1.2%
Citigroup, Inc.	1.2%
Total	16.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000161544
Shareholder Report [Line Items]
Fund Name	Calvert US Mid-Cap Core Responsible Index Fund
Class Name	Class A
Trading Symbol	CMJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[14]
AssetsNet	$ 425,427,867
Holdings Count | Holding	625
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$425,427,867
# of Portfolio Holdings	625
Portfolio Turnover Rate	5%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Energy	1.2%
Communication Services	3.0%
Materials	4.0%
Consumer Staples	6.1%
Utilities	6.4%
Real Estate	6.8%
Consumer Discretionary	9.2%
Health Care	11.0%
Financials	14.3%
Information Technology	16.6%
Industrials	21.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Corning, Inc.	0.9%
Vertiv Holdings Co., Class A	0.9%
Western Digital Corp.	0.8%
Marvell Technology, Inc.	0.8%
Sandisk Corp.	0.8%
Seagate Technology Holdings PLC	0.8%
Quanta Services, Inc.	0.7%
Cummins, Inc.	0.7%
Ross Stores, Inc.	0.7%
Warner Bros Discovery, Inc.	0.6%
Total	7.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000161547
Shareholder Report [Line Items]
Fund Name	Calvert US Mid-Cap Core Responsible Index Fund
Class Name	Class I
Trading Symbol	CMJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[15]
AssetsNet	$ 425,427,867
Holdings Count | Holding	625
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$425,427,867
# of Portfolio Holdings	625
Portfolio Turnover Rate	5%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Energy	1.2%
Communication Services	3.0%
Materials	4.0%
Consumer Staples	6.1%
Utilities	6.4%
Real Estate	6.8%
Consumer Discretionary	9.2%
Health Care	11.0%
Financials	14.3%
Information Technology	16.6%
Industrials	21.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Corning, Inc.	0.9%
Vertiv Holdings Co., Class A	0.9%
Western Digital Corp.	0.8%
Marvell Technology, Inc.	0.8%
Sandisk Corp.	0.8%
Seagate Technology Holdings PLC	0.8%
Quanta Services, Inc.	0.7%
Cummins, Inc.	0.7%
Ross Stores, Inc.	0.7%
Warner Bros Discovery, Inc.	0.6%
Total	7.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235283
Shareholder Report [Line Items]
Fund Name	Calvert US Mid-Cap Core Responsible Index Fund
Class Name	Class R6
Trading Symbol	CMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[16]
AssetsNet	$ 425,427,867
Holdings Count | Holding	625
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$425,427,867
# of Portfolio Holdings	625
Portfolio Turnover Rate	5%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Energy	1.2%
Communication Services	3.0%
Materials	4.0%
Consumer Staples	6.1%
Utilities	6.4%
Real Estate	6.8%
Consumer Discretionary	9.2%
Health Care	11.0%
Financials	14.3%
Information Technology	16.6%
Industrials	21.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Corning, Inc.	0.9%
Vertiv Holdings Co., Class A	0.9%
Western Digital Corp.	0.8%
Marvell Technology, Inc.	0.8%
Sandisk Corp.	0.8%
Seagate Technology Holdings PLC	0.8%
Quanta Services, Inc.	0.7%
Cummins, Inc.	0.7%
Ross Stores, Inc.	0.7%
Warner Bros Discovery, Inc.	0.6%
Total	7.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized